SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Schedule of Earnings (Loss) Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
From continuing operations	$ 6,801	$ (5,340)		$ (52,134)
From discontinued operations				(200)
Net income (loss) available to holders of Ordinary shares	$ 6,801	$ (5,340)		$ (52,334)
Denominator (number of shares in thousands):
Weighted average number of shares	54,680,822	51,970,458		45,026,069
Add-employee stock options	171,000		[1]		[1]
Adjusted weighted average shares assuming exercise of options	54,851,967	51,970,458		45,026,069

[1]	Anti-dilutive